RELATED PARTIES BALANCES AND TRANSCATIONS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Related party transactions [abstract]
Intercompany liability balances	$ 165	$ 169